Ordinary Shares and treasury shares (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 13, 2023 USD ($)	Dec. 31, 2025 USD ($) Integer $ / shares shares	Dec. 31, 2025 CNY (¥) Integer shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Jun. 09, 2025 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized		1,500,000,000	1,500,000,000
Aggregate value | $	$ 3,000						$ 4,000
Period in force	12 months
Cash paid for repurchase of common shares		$ 4,112	¥ 28,756		¥ 10,190
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized		1,268,785,000	1,268,785,000	1,268,785,000	1,268,785,000
Number of votes per ordinary share | Integer		1	1
Repurchase of common shares		190,250,400	190,250,400	96,728,600	96,728,600
Average price | $ / shares		$ 0.0262		$ 0.0144
Cash paid for repurchase of common shares | $		$ 4,000		$ 1,400
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized		231,215,000	231,215,000	231,215,000	231,215,000
Number of votes per ordinary share | Integer		10	10
Conversion of Stock, shares issued		1	1
ADR [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Repurchase of common shares		951,252	951,252	483,643	483,643
Average price | $ / shares		$ 5.2348		$ 2.8882
Common Stock [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized		1,268,785,000	1,268,785,000
Common Stock [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized		231,215,000	231,215,000